Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
VIU forecast period	5 years
Goodwill	£ 3,912	£ 3,893
Intangibles	£ 4,327	4,168
Cards and Payments
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	15.90%
Terminal growth rate	2.00%
Goodwill	£ 229
Intangibles	1,531	1,351
Personal Banking | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,752	2,752
Woolwich | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,501	2,501
Business Banking | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	£ 629	£ 629
Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	14.10%	12.50%
Terminal growth rate	2.00%	2.00%
Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	16.50%	15.10%